FORECLOSED ASSETS HELD FOR SALE	12 Months Ended
Sep. 30, 2013
Banking And Thrift [Abstract]
FORECLOSED ASSETS HELD FOR SALE

(7) FORECLOSED ASSETS HELD FOR SALE

The carrying value of real estate owned and other repossessed property was $11.3 million and $17.0 million at September 30, 2013 and 2012, respectively

Foreclosed assets held for sale are initially recorded at fair value as of the date of foreclosure less any estimated selling costs (the “new basis”) and are subsequently carried at the lower of the new basis or fair value less selling costs on the current measurement date. When foreclosed assets are acquired, any excess of the loan balance over the new basis of the foreclosed asset is charged to the allowance for loan losses. Subsequent adjustments for estimated losses are charged to operations when the fair value declines to an amount less than the carrying value. Costs and expenses related to major additions and improvements are capitalized, while maintenance and repairs that do not improve or extend the lives of the respective assets are expensed. Applicable gains and losses on the sale of real estate owned are realized when the asset is disposed of, depending on the adequacy of the down payment and other requirements.

With the adoption of the Call Report during the quarter ended March 31, 2012, the Bank was required to begin following regulatory guidance related to the Call Report requirements. One such requirement resulted in a change in the treatment of specific loss reserves for foreclosed assets held for sale. Previous Thrift Financial Report guidance allowed banks to reduce an asset’s carrying value through a specific allowance when the fair value declined to an amount less than its carrying value. Call Report guidance requires that the carrying value of foreclosed assets held for sale be written down to fair value through a charge to earnings. During the quarter ended March 31, 2012, the Bank charged-off the previously established specific allowances on such assets of $9.4 million. This change had no impact on net foreclosed assets held for sale as presented in the consolidated balance sheet.

The allowance for losses on real estate owned includes the following activity for the years ended September 30. Dollar amounts are expressed in thousands.

	2013	2012	2011
Balance at beginning of year	$—	10,295	2,327
Provision for loss	996	4,265	11,383
Charge-offs	(1,037)	(14,715)	(3,982)
Recoveries	41	155	567

Balance at end of year	$—	—	10,295

In addition to the provision for loss noted above, the Company incurred net expenses of $1.5 million, $1.7 million, and $1.9 million related to foreclosed assets held for sale during the fiscal years ended September 30, 2013, 2012 and 2011, respectively.